SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)	Sep. 03, 2024	Dec. 12, 2023	Jun. 30, 2025	Jan. 31, 2025	Dec. 31, 2024	Jan. 18, 2024
Provide a loan				$ 4,000,000
Wentao Wang [Member]
Other receivables			$ 141,487		$ 287,640
Loan Agreement [Member]
Annual interest rate						5.00%
mortgage deposit						$ 1,500,000
Loan Sale And Assignment Agreement [Member]
Provide a loan	$ 200.00
Proceeds from Issuance of Debt	100,000
Repayments of Debt	$ 100,000
Honor Star Ventures Limited [Member]
Provide a loan		$ 2,000,000
Loan term		one year
Annual interest rate		5.00%